Income Taxes - Reconciliation of Computed Income Tax Expense (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates [Abstract]
Total tax income (expense) using statutory rate	(27.00%)	(27.00%)	(25.50%)
Tax effect of rates applied in other countries	0.10%		0.06%
Tax effect of non-taxable operations	13.97%	0.19%	6.43%
Tax effect of non-tax-deductible expenses	(2.99%)	(0.32%)	(3.09%)
Tax effect of adjustments to deferred taxes in previous periods	0.15%	(1.39%)	(0.00%)
Deferred tax adjustments from previous years		1.14%
Price level restatement for tax purposes (equity investments)	5.33%	2.58%	1.25%
Total adjustments to tax expense using statutory rates	16.56%	2.20%	4.65%
Actual income tax expense	(10.44%)	(24.80%)	(20.85%)
ACCOUNTING PROFIT BEFORE INCOME TAX	$ 224,783,599	$ 423,152,001	$ 537,641,734
Total tax income (expense) using statutory rate	(60,691,572)	(114,251,041)	(137,098,643)
Tax effect of rates applied in other countries	232,897		328,968
Tax effect of non-taxable operations	31,395,185	801,347	34,547,907
Tax effect of non-tax-deductible expenses	(6,723,336)	(1,370,485)	(16,589,585)
Tax effect of adjustments to deferred taxes in previous periods	342,760	(5,882,343)	(24,409)
Deferred tax adjustments from previous years		4,818,298
Price level restatement for tax purposes (equity investments)	11,986,530	10,937,459	6,736,243
Total adjustments to tax expense using statutory rates	37,234,036	9,304,276	24,999,124
Income tax expense, continuing operations	$ (23,457,536)	$ (104,946,765)	$ (112,099,519)